Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
Total long-term debt	$ 150,000	$ 170,000	$ 391,434
Sun Promissory Notes [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt			319,926
Sun Capital Loan Agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt			71,508
Term Loan Facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt	$ 150,000	$ 170,000